Business Combination and Other Transaction - Schedule of Fair Value of the Consideration Transferred to NHIT Shareholders for the NHIT Transaction (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Fair Value of the Consideration Transferred to NHIT Shareholders for the NHIT Transaction [Abstract]
Cash payments	$ 200
Contingent consideration at estimated fair value	470
Total consideration	$ 670